Unaudited Quarterly Financial Data - Summary of Unaudited Quarterly Financial Data (Detail) $ / shares in Units, CAD in Thousands						1 Months Ended	2 Months Ended	3 Months Ended									7 Months Ended	12 Months Ended
	Jul. 10, 2015 CAD	Jul. 10, 2015 USD ($)	Oct. 10, 2014 USD ($)	Aug. 26, 2014 USD ($)	Jul. 10, 2014 USD ($) shares	Nov. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares		Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Aug. 03, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Jun. 06, 2014 USD ($)
Selected Quarterly Financial Information [Line Items]
Discontinued Operation, Gain on Disposal of Discontinued Operation, Net of Tax									$ 151,100,000.000000000
Net sales								$ 19,000	87,812,000		$ 103,970,000	$ 94,411,000	$ 85,979,000	$ 79,481,000	$ 90,234,000	$ 89,931,000
Total revenues								199,531,000	184,830,000	[1]	180,757,000	162,860,000	178,049,000	123,659,000	178,850,000	156,117,000		$ 552,592,000	$ 568,235,000	$ 680,639,000
Gross profit								67,598,000	64,750,000	[1]	59,025,000	49,363,000	51,772,000	42,374,000	58,536,000	52,335,000		240,736,000	205,017,000	222,726,000
Operating income								16,397,000	14,628,000	[1]	14,119,000	4,774,000	1,103,000	5,910,000	14,391,000	10,488,000		49,918,000	31,892,000	115,040,000
Income (loss) from continuing operations								1,839,000	10,009,000	[1]	18,467,000	(21,324,000)	3,943,000	258,579,000	6,376,000	1,179,000		8,991,000	270,077,000	71,052,000
Net income (loss) attributable to Holdings								$ (2,217,000)	$ 164,500,000	[1]	$ 24,457,000	$ (24,902,000)	$ 7,359,000	$ 261,098,000	$ 5,719,000	$ 4,659,000		$ 161,838,000	$ 278,835,000	$ 68,064,000
Continuing operations (in dollars per share) | $ / shares								$ (0.37)	$ 0.14		$ 0.28	$ 0.42	$ 0.04	$ 5.06	$ (0.01)	$ (0.04)		$ (0.30)	$ 4.98	$ 0.86
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share | $ / shares								(0.02)	2.87		0.12	0.05	0.10	0.09	0.12	0.12		$ 2.91	$ 0.40	$ 0.19
Basic and fully diluted income (loss) per share attributable to Holdings:
Basic and fully income (loss) per share attributable to Holdings (in dollars per share) | $ / shares								$ (0.39)	$ 3.01	[1]	$ 0.40	$ 0.47	$ 0.14	$ 5.15	$ 0.11	$ 0.08
Trust shares, issued (in shares) | shares						6,000,000	6,000,000
Offering price (dollars per share) | $ / shares						$ 17.50
Proceeds from issuance of Trust shares						$ 99,900,000												$ 0	$ 99,868,000	$ 0
Company's ownership interest after transaction					41.00%
Gains (losses) on extinguishment of debt																		0	(2,143,000)	(1,785,000)
Operating income											$ 9,838,000	$ (2,664,000)	$ 4,979,000	$ 3,810,000	$ 7,370,000	$ 7,607,000
Income from discontinued operations								$ (2,098,000)	$ 4,934,000		8,108,000	(3,963,000)	4,990,000	3,951,000	5,943,000	6,194,000		6,981,000	21,078,000	7,764,000
Tridien
Selected Quarterly Financial Information [Line Items]
Goodwill impairment expense																		$ 0
2014 Credit Agreement | Loans Payable
Basic and fully diluted income (loss) per share attributable to Holdings:
Letter of credit, aggregate face amount											725,000,000										$ 725,000,000
Parent Company
Basic and fully diluted income (loss) per share attributable to Holdings:
Consideration received from sale of stock					$ 65,500,000									65,500,000
Secondary Offering
Basic and fully diluted income (loss) per share attributable to Holdings:
Consideration received from sale of stock					$ 84,400,000
Secondary Offering | Parent Company
Basic and fully diluted income (loss) per share attributable to Holdings:
Number of shares to be sold by shareholders | shares					4,466,569
Consideration received from sale of stock					$ 65,500,000
Manitoba Harvest
Basic and fully diluted income (loss) per share attributable to Holdings:
Purchase price, net	CAD 130,254	$ 102,708,000
Sterno Candle Lamp
Basic and fully diluted income (loss) per share attributable to Holdings:
Purchase price, net			$ 159,986,000					$ 160,000,000
Trust shares, issued (in shares) | shares								6,000,000
Offering price (dollars per share) | $ / shares								$ 17.50										$ 17.50
Proceeds from issuance of Trust shares								$ 99,900,000
Clean Earth Holdings
Basic and fully diluted income (loss) per share attributable to Holdings:
Purchase price, net				$ 251,364,000
Discontinued Operations, Disposed of by Sale
Selected Quarterly Financial Information [Line Items]
Discontinued Operation, Gain on Disposal of Discontinued Operation, Net of Tax								(1,277,000.000000000)	151,075,000.000000000
Basic and fully diluted income (loss) per share attributable to Holdings:
Gross profit								2,000	19,257,000		$ 26,936,000	$ 22,553,000	$ 20,953,000	$ 19,676,000	$ 24,006,000	$ 24,017,000
Operating income								$ (2,000)	$ 6,131,000
Discontinued Operations, Disposed of by Sale | CamelBak
Selected Quarterly Financial Information [Line Items]
Net sales																	$ 96,519,000		148,675,000	139,943,000
Basic and fully diluted income (loss) per share attributable to Holdings:
Gross profit																	41,415,000		62,672,000	61,355,000
Operating income																	14,348,000		17,913,000	17,919,000
Income from discontinued operations																	$ 11,597,000		$ 15,122,000	$ 15,755,000

[1]	During the three months ended September 30, 2015, the Company sold